COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum rent payments as of December 31, are as follows:
2018	$46,700

2019	48,101

2020	28,850

Total	$123,651